As filed with the Securities and
                   Exchange Commission on January 16, 2007.

                                            1933 Act Registration No.  333-43300
                                            1940 Act Registration No.  811-10041

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

         Pre-Effective Amendment No.                                       [   ]
                                      ----
         Post-Effective Amendment No.   5                                   [X]
                                      -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]

         Amendment No.   6                                                  [X]
                       -----


                           JNL INVESTORS SERIES TRUST
 -------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    1 Corporate Way, Lansing, Michigan 48951
 -------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (517) 381-5500
 -------------------------------------------------------------------------------
                                              with a copy to:

Susan S. Rhee, Esq.                           Jorden Burt LLP
JNL Investors Series Trust                    1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary           Suite 400 East
1 Corporate Way                               Washington, D.C. 20007
Lansing, Michigan 48951                       Attn:  Gary Cohen

                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

_____    immediately upon filing pursuant to paragraph (b)

__X__    on January 16, 2007 pursuant to paragraph (b)

_____    60 days after filing pursuant to paragraph (a)(1)

_____    on May 2, 2005 pursuant to paragraph (a)(1)

_____    75 days after filing pursuant to paragraph (a)(2)

_____    on (date) pursuant to paragraph (a)(2) of Rule 485

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N1-A (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to provide the performance information for the JNL Money Market Fund in the Prospectus dated December 15, 2006 for the JNL Investors Series Trust which was filed with the Commission on December 1, 2006, as part of Post-Effective Amendment No. 4 to the Registration Statement and to file exhibits to the Registration Statement. This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

               SUPPLEMENT DATED JANUARY 16, 2007 TO THE PROSPECTUS
                             DATED DECEMBER 15, 2006

                          JNL(R) INVESTORS SERIES TRUST


FOR THE JNL MONEY MARKET FUND, PLEASE DELETE THE SECTION ENTITLED "PERFORMANCE" AND REPLACE IT WITH THE FOLLOWING:

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

An investment in the JNL Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the JNL Money Market Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the JNL Money Market Fund.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31

4.93%
[OBJECT OMITTED]
2006

In the periods shown in the chart, the Fund's highest quarterly return was 1.29% (4th quarter of 2006) and its lowest quarterly return was 1.07% (1st quarter of 2006).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
----------------------------------------------------------------------- --------------------- --------------------
                                                                               1 year            Life of Fund*
----------------------------------------------------------------------- --------------------- --------------------
JNL Money Market Fund                                                            4.93%                4.80%
Merrill Lynch Treasury Bill Index (3 months)                                     4.85%                4.73%
----------------------------------------------------------------------- --------------------- --------------------

The 7-day yield of the Fund on December 31, 2006,  was 5.13%.
The Merrill Lynch Treasury  Bill  Index  is a  broad-based  unmanaged  index.
* The  Fund  began operations on November 1, 2005.



This Supplement is dated January 16, 2007.

                           JNL Investors Series Trust

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

(a) Agreement and Declaration of Trust of Registrant, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on August 8, 2000.

(b)      (1)      By-laws of Registrant, incorporated by reference to
                  Registrant's Pre-effective Amendment No. 1 to the Registration
                  Statement filed with the Securities and Exchange Commission on November 2, 2000.

         (2) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

(c)      Not Applicable

(d)      (1)      Form of Investment Advisory and Management Agreement
                  between Registrant and Jackson National Financial Services,
                  LLC, incorporated by reference to Registrant's Pre-effective
                  Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

         (2) Form of Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and PPM America, Inc., incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

         (3) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Wellington Management Company, LLP, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

         (4) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

         (5) Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

         (6) Form of Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and Mellon Capital Management Corporation, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September
                  18, 2006.

         (7) Form of Amendment to Investment Sub-Advisory and Management Agreement between Jackson National Asset Management, LLC, and Wellington Management Company, LLP, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September
                  18, 2006.

(e)      (1)      Form of Distribution Agreement between JNL Investors
                  Series Trust and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Pre-effective
                  Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

         (2) Form of Amended Distribution Agreement between JNL Investors Series Trust and Jackson National Life Distributors LLC, dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

         (3) Form of Amended Distribution Agreement between JNL Investors Series Trust and Jackson National Life Distributors LLC, dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 4 to the Registration Statement filed with the Securities and Exchange Commission on December 1, 2006.

(f)               Not Applicable.

(g)      (1)      Form of Custody Agreement between Registrant and Boston
                  Safe Deposit & Trust Company, incorporated by reference to
                  Registrant's Pre-effective Amendment No. 1 to the Registration
                  Statement filed with the Securities and Exchange Commission on November 2, 2000.

         (2) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

         (3) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

         (4) Amendment of Custody Contract dated December 5, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

         (5) Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

         (6) Amendment to Custody Contract dated December 15, 2003, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

         (7) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated February 18, 2004, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

         (8) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

         (9) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

        (10) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

        (11) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

        (12) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 4 to the Registration Statement filed with the Securities and Exchange Commission on December 1, 2006.

        (13) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England,
                  N.A. (formerly Boston Safe Deposit and Trust Company), dated December 15, 2006, attached hereto.


(h)     (1)       Form of Administration Agreement between Registrant and
                  Jackson National Financial Services, LLC, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the
                  Registration Statement filed with the Securities and Exchange
                  Commission on November 2, 2000.

        (2) Form of Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

        (3) Form of Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

        (4) Form of Amended and Restated Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

        (5) Form of Fee Waiver/Expense Reimbursement and Recapture Letter Agreement between Registrant and Jackson National Asset Management, LLC, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

        (6) Form of Transfer Agency Agreement between Registrant and PFPC Inc., incorporated by reference to Registrant's Post-effective Amendment No. 4 to the Registration Statement filed with the Securities and Exchange Commission on December 1, 2006.

(i)               Consent of Counsel, attached hereto.

(j)               Consent of Auditor, incorporated by
                  reference to Registrant's Post-effective Amendment No. 4 to the Registration Statement filed with the Securities and Exchange Commission on December 1, 2006.

(k)               Not Applicable.

(l)               Not Applicable.

(m)     (1)       Rule 12b-1 Plan, incorporated by reference to Registrant's
                  Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November
                  2, 2000.

        (2) Form of Distribution Plan for Class A Shares, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

        (3) Form of Distribution Plan for Class C Shares, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

        (4) Form of Distribution Plan for Class A Shares, dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 4 to the Registration Statement filed with the Securities and Exchange Commission on December 1, 2006.

        (5) Form of Distribution Plan for Class C Shares, dated December 15, 2006, incorporated by reference to Registrant's Post-effective Amendment No. 4 to the Registration Statement filed with the Securities and Exchange Commission on December 1, 2006.

(n)     (1)       Rule 18f-3 Plan, incorporated by reference to Registrant's
                  Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November
                  2, 2000.

        (2) Form of Multiple Class Plan, dated January 16, 2007, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

(o)               Reserved.

(p)     (1)       The Registrant's Code of Ethics, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the
                  Registration Statement filed with the Securities and Exchange
                  Commission on November 2, 2000.

        (2) PPM America, Inc.'s Code of Ethics, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

        (3) Jackson National Financial Services LLC's Code of Ethics, incorporated by reference to Registrant's Pre-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on November 2, 2000.

        (4) Wellington Management Company, LLP's Code of Ethics, incorporated by reference to Registrant's Post-effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on August 31, 2005.

        (5) Jackson National Asset Management, LLC's Code of Ethics, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on October 25, 2005.

        (6) Jackson National Asset Management, LLC's Code of Ethics, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

        (7) Mellon Capital Management Corporation's, LLC's Code of Ethics, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

        (8) Wellington Management Company, LLP's Code of Ethics, incorporated by reference to Registrant's Post-effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission on September 18, 2006.

Item 24. Persons controlled by or under Common Control with Registrant.

     Jackson National Separate Account - I
     Jackson National Separate Account III
     Jackson National Separate Account IV
     Jackson National Separate Account V
     JNLNY Separate Account I
     JNLNY Separate Account II
     JNLNY Separate Account IV

Item 25. Indemnification.

     Article 4 of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Article 4 of the Registrant's By-Laws provides the following:

     The Trust shall provide any indemnification required by applicable law and shall indemnify Trustees, officers, agents and employees as follows:

(a) The Trust shall indemnify each of its current and former Trustees, officers and agents of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Trustee or officer or by reason of his or her being or having been such a Trustee or officer, if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust. The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Pursuant and subject to section 4.1, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(b) The Trust shall indemnify any current and former Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, Trust or other enterprise to the fullest extent authorized and in the manner permitted by applicable federal and state law, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified to the fullest extent authorized and in the manner permitted by applicable federal and state law against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel. Prior to any payment being made pursuant to this paragraph, a majority of a quorum of the disinterested, non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

(e) The Trust shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

(f) Pursuant and subject to Article 4, the Trust shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Trust.

(g) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(h) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(i) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its Shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(j) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation and/or interpretation of the Securities and Exchange Commission.

     The foregoing indemnification arrangements are subject to the provisions of
Section 17(h) of the Investment Company Act of 1940.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Crowley, D'Annunzio, Henry, McLellan, Rybak and Nerud, and Ms. Engler, Ms. Woodworth and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAMLLC:

Name                         Address                                  Principal Occupation

Robert A. Fritts             1 Corporate Way                          Managing Board Member (11/03 to Present)
                             Lansing, MI 48951

Thomas J. Meyer              1 Corporate Way                          Managing Board Member (11/03 to Present)
                             Lansing, MI 48951

Andrew B. Hopping            1 Corporate Way                          Chairman (1/1/07 to Present),
                             Lansing, MI 48951                        Managing Board Member (1/01 to Present)

Mark D. Nerud                1 Corporate Way                          President (1/1/07 to present)
                             Lansing, MI 48951                        Chief Financial Officer (1/01 to 1/1/07)

Susan S. Rhee                1 Corporate Way                          Secretary (1/01 to Present)
                             Lansing, MI 48951                        Chief Legal Officer (7/04 to Present)

Steven J. Fredricks          1 Corporate Way                          Chief Compliance Officer (2/05 to Present)
                             Lansing, MI 48951

William V. Simon             1 Corporate Way                          Vice President and Chief Operating
                             Lansing, MI 48951                        Officer (1//07 to Present)

Daniel W. Koors              1 Corporate Way                          Vice President and Chief Financial
                             Lansing, MI 48951                        Officer (1/07 to Present)

Mellon Capital Management Corporation and Wellington Management Company, LLP, the sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information.

Mellon Capital Management Corporation                           801-19785
Wellington Management Company LLP                               801-15908


Item 27. Principal Underwriters.

(a) Jackson National Life Distributors LLC. acts as general distributor for the Registrant. Jackson National Life Distributors LLC. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV and JNL Investors Series Trust.

(b)  Directors and Officers of Jackson National Life Distributors LLC.:


Name and Business Address          Positions and Officers with Underwriter

Michael A. Wells                      Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                     Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                      Director, President and
8055 E. Tufts Avenue                     Chief Executive Officer
Suite 1000
Denver, CO 80237

Nikhil Advani                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Pamela Aurbach                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brad Baker                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Linda Baker                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Janice Blanchard                      Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                           Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                          Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Robert DiNardo                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Paul Fitzgerald                       Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                      Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kevin Grant                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bonnie Howe                           Vice President and Deputy General Counsel
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                         Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                         Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brian Lane                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                      Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James McCorkle                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brook Meyer                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                       Director and Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                          Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Justin Rafferty                       Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Peter Radloff                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                   Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kathleen Schofield                    Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                            Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Sam Somuri                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                         Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                   Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                         Vice President and Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

C. Ray Trueblood                      Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Wright                       Vice President and Chief Compliance Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

(c)      Not Applicable

Item 28. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), One Boston Place, Boston, MA 02108.

Item 29. Management Services.

Not Applicable.

Item 30. Undertakings.

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 16th day of January, 2007.


                                JNL INVESTORS SERIES TRUST

                           By:  /s/ Mark D. Nerud by SUSAN S. RHEE*
                                -----------------------------------------------
                                -----------------------------------------------
                                Mark D. Nerud
                                President, and Trustee

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Michael J. Bouchard                                *       January 16, 2007
-------------------------------------------------------        ----------------
Michael J. Bouchard
Trustee

/s/ William J. Crowley, Jr.                            *       January 16, 2007
-------------------------------------------------------        ----------------
William J. Crowley, Jr.
Trustee

/s/ Dominic A. D'Annunzio                              *       January 16, 2007
-------------------------------------------------------        ----------------
Dominic A. D'Annunzio
Trustee

/s/ James B. Henry                                     *       January 16, 2007
-------------------------------------------------------        ----------------
James B. Henry
Trustee

/s/ Michelle Engler                                    *       January 16, 2007
-------------------------------------------------------        ----------------
Michelle Engler
Trustee

/s/ Richard D. McLellan                                *       January 16, 2007
-------------------------------------------------------        ----------------
Richard D. McLellan
Trustee

/s/ Mark D. Nerud                                      *       January 16, 2007
-------------------------------------------------------        ----------------
Mark D. Nerud
President, and Trustee

/s/ William R. Rybak                                   *       January 16, 2007
-------------------------------------------------------        ----------------
William R. Rybak
Trustee

/s/ Patricia A. Woodworth                              *       January 16, 2007
-------------------------------------------------------        ----------------
Patricia A. Woodworth
Trustee

/s/ Daniel W. Koors                                    *       January 16, 2007
-------------------------------------------------------        ----------------
Daniel W. Koors
Vice President, Chief Financial Officer and Treasurer

* By Susan S. Rhee, Attorney In Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL INVESTORS SERIES TRUST (333-43300) a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Investors Series Trust, hereby constitute and appoint Andrew B. Hopping, Susan
S. Rhee, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/s/ Michael J. Bouchard                                *       January 1, 2007
-------------------------------------------------------        ----------------
Michael J. Bouchard

/s/ William J. Crowley, Jr.                            *       January 1, 2007
-------------------------------------------------------        ----------------
William J. Crowley, Jr.

/s/ Dominic A. D'Annunzio                              *       January 1, 2007
--------------------------------------------------------       ----------------
Dominic A. D'Annunzio

/s/ James B. Henry                                     *       January 1, 2007
--------------------------------------------------------       ----------------
James B. Henry

/s/ Michelle Engler                                    *       January 1, 2007
--------------------------------------------------------       ----------------
Michelle Engler

/s/ Richard D. McLellan                                *       January 1, 2007
--------------------------------------------------------       ----------------
Richard D. McLellan

/s/ Mark D. Nerud                                      *       January 1, 2007
--------------------------------------------------------       ----------------
Mark D. Nerud

/s/ William R. Rybak                                   *       January 1, 2007
--------------------------------------------------------       ----------------
William R. Rybak

/s/ Patricia A. Woodworth                              *       January 1, 2007
--------------------------------------------------------       ----------------
Patricia A. Woodworth

/s/ Daniel W. Koors                                    *       January 1, 2007
--------------------------------------------------------       ----------------
Daniel W. Koors

                                  EXHIBIT LIST
Item 23.          Exhibits


     (g)(13) Form of Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 15, 2006, attached hereto as EX-99.23(g)(13).

        (i)  Consent of Counsel, attached hereto as EX-99.23(i).